DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2015
DISCONTINUED OPERATION [Text Block]
8.	DISCONTINUED OPERATIONS

On July 15, 2014, the Company closed the sale to Savannah Resources plc (the "Purchaser"), an arm’s length party, of the Company's properties in Oman (the “Oman Sale”). The Purchaser is a mineral exploration company listed on the Alternative Investment Market in London. The Oman Sale was effected by way of the sale by the Company to the Purchaser of all of the outstanding shares of the British Virgin Islands company, Gentor Resources Limited ("Oman Holdco"). Prior to the Oman Sale, Oman Holdco was a wholly-owned subsidiary of the Company and the interests of the Company in the Oman properties had been held through Oman Holdco.

The loss on sale of discontinued operations was determined as follows:

Cash consideration received	$800,000
Net assets disposed:
Cash	5,657
Capital assets	6,964
Mineral rights	800,000
812,621

Loss on sale of discontinued operation	12,621

The consideration for the Oman Sale was comprised of a cash payment of $800,000 paid to the Company on the closing of the Oman Sale, together with the following deferred consideration:

(a)	The sum of $1,000,000, payable to the Company upon a formal final investment decision being made to proceed with the development of a mine at the Block 5 project in Oman.
(b)	The sum of $1,000,000, payable to the Company upon the production of the first saleable concentrate or saleable product from ore derived from the Block 5 project in Oman.
(c)	The sum of $1,000,000, payable to the Company within six months of the payment of the deferred consideration in (b) above.
(d)	The Purchaser may elect to pay up to 50% of the above deferred consideration by the issue of shares of the Purchaser to the Company.

The deferred consideration was not included in the gain/loss on sale of discontinued operations. Management will continue to reassess the value of the deferred consideration on a periodic basis and include any changes in the statement of operations as a part of discontinued operation. The Company has accounted for contingent consideration based on when cash is received.

The results of the discontinued operations were as follows:

Total discontinued operation	2014	2013
– Statement of comprehensive loss
Expenses [1]
Field camp expenses	-	27,879
Surveying	-	-
Geophysics	-	2,708
Geochemistry	-	370
Geology	-	112,033
Drilling	-	-
Professional fees	2,072	28,758
Environmental testing	-	-
General and administrative	85,951	902,343
Gain on sale of capital assets	-	(42,292)
Impairment of mineral properties	-	17,448,198
Depreciation	7,312	46,723
Net loss before discontinuing operations [2]	95,335	18,526,720
Loss on sale of discontinued operations	12,621	-

Net loss from discontinued operations	$107,956	$18,526,720

[1]	Comparative figures for expenses in 2013 were adjusted to reallocate these expenses from the expenses incurred for continuing operations.
[2]	In 2014, this loss represents the activity prior to the sale on July 15, 2014.

Cash flows from the discontinued operations were:

	For the	For the year
	period	ended
	ended July	December 31,
	15, 2014	2013

CASH PROVIDED BY (USED IN)
Operating activities:
Net loss from discontinued operation	$(107,956)	$(18,526,720)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties	-	17,448,198
Depreciation	7,312	46,723
Gain on sale of capital assets	-	(42,292)
Loss from discontinued operation	12,621	-
Stock based compensation - employees	3,196	112,033
Changes in non-cash working capital balances
Prepaids and advances	2,980	51,317
Due from related parties	-	-
Accounts payable	(213,461)	5,472
Cash used in operating activities	(295,308)	(905,269)
Financing activities
(Repayment to)/advance from parent	(501,834)	733,167
Cash(used in)/provided by financing activities	(501,834)	733,167
Investing activities
Proceeds from sale of capital assets	-	84,163
Proceeds from sale of discontinued operation	800,000	-
Cash provided by investing activities	800,000	84,163

Net increase/(decrease) in cash	2,858	(87,939)

Cash, beginning of the period	2,799	90,738
Cash balance included in net assets disposed	(5,657)	-
Cash, end of the period	$-	$2,799